Borrowings and leases - Schedule of Borrowings Outstanding (Details) € in Millions, ¥ in Millions, kr in Millions, $ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	May 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 NOK (kr)	Dec. 31, 2021 JPY (¥)	Dec. 30, 2021 AUD ($)	Dec. 30, 2021 JPY (¥)	Nov. 30, 2021 EUR (€)	May 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings			€ 11,790	€ 6,382
Total current borrowings			1,350	805
Repayments of borrowings			950	569	€ 625
Proceeds from borrowings, net		€ 4,877	4,877	1,598	€ 987
€700 million 0.75% Notes 2022
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings			0	699
Total current borrowings			700	0
Notional amount			€ 700
Borrowings, interest rate			0.75%			0.75%	0.75%	0.75%	0.75%
€350 million 2.625% Notes 2023
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings			€ 349	349
Notional amount			€ 350
Borrowings, interest rate			2.625%			2.625%	2.625%	2.625%	2.625%
€500 million 1.125% Notes 2024
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings			€ 497	497
Notional amount			€ 500
Borrowings, interest rate			1.125%			1.125%	1.125%	1.125%	1.125%
€350 million 2.375% Notes 2025
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings			€ 348	347
Notional amount			€ 350
Borrowings, interest rate			2.375%			2.375%	2.375%	2.375%	2.375%
€250 million 2.750% Notes 2026
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings			€ 249	248
Notional amount			€ 250
Borrowings, interest rate			2.75%			2.75%	2.75%	2.75%	2.75%
€600 million 1.75% Notes 2026
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings			€ 594	592
Notional amount			€ 600
Borrowings, interest rate			1.75%			1.75%	1.75%	1.75%	1.75%
€400 million 1.50% Notes 2027
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings			€ 397	396
Notional amount			€ 400
Borrowings, interest rate			1.50%			1.50%	1.50%	1.50%	1.50%
€250 million 1.50% Notes 2027
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings			€ 261	263
Notional amount			€ 250
Borrowings, interest rate			1.50%			1.50%	1.50%	1.50%	1.50%
€500 million 1.75% Notes 2028
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings			€ 495	494
Notional amount			€ 500
Borrowings, interest rate			1.75%			1.75%	1.75%	1.75%	1.75%
€750 million 0.20% Notes 2028
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings			€ 743	742
Notional amount			€ 750
Borrowings, interest rate			0.20%			0.20%	0.20%	0.20%	0.20%
€500 million 1.125% Notes 2029
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings			€ 494	494
Notional amount			€ 500
Borrowings, interest rate			1.125%			1.125%	1.125%	1.125%	1.125%
€500 million 1.875% Notes 2030
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings			€ 496	496
Notional amount			€ 500
Borrowings, interest rate			1.875%			1.875%	1.875%	1.875%	1.875%
€500 million 0.70% Notes 2031
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings			€ 496	496
Notional amount			€ 500
Borrowings, interest rate			0.70%			0.70%	0.70%	0.70%	0.70%
€800 million —% Notes due 2025
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings			€ 797	0
Notional amount		€ 800	€ 800
Borrowings, interest rate		0.00%	0.00%			0.00%	0.00%	0.00%	0.00%				0.00%
€700 million 0.50% Notes due 2029
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings			€ 694	0
Notional amount		€ 700	€ 700
Borrowings, interest rate		0.50%	0.50%			0.50%	0.50%	0.50%	0.50%				0.50%
€1,000 million 0.875% Notes due 2033
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings			€ 990	0
Notional amount		€ 1,000	€ 1,000
Borrowings, interest rate		0.875%	0.875%			0.875%	0.875%	0.875%	0.875%				0.875%
€750 million 1.50% Notes due 2041
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings			€ 746	0
Notional amount		€ 750	€ 750
Borrowings, interest rate		1.50%	1.50%			1.50%	1.50%	1.50%	1.50%				1.50%
$850 million 0.5% Notes due 2023
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings			€ 747	0
Notional amount | $						$ 850							$ 850
Borrowings, interest rate		0.50%	0.50%			0.50%	0.50%	0.50%	0.50%				0.50%
$650 million 0.8% Notes due 2024
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings			€ 571	0
Notional amount | $						$ 650							$ 650
Borrowings, interest rate		0.80%	0.80%			0.80%	0.80%	0.80%	0.80%				0.80%
$500 million 1.5% Notes due 2027
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings			€ 439	0
Notional amount | $						$ 500							$ 500
Borrowings, interest rate		1.50%	1.50%			1.50%	1.50%	1.50%	1.50%				1.50%
A$100 million 3.50% Notes2024
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings			€ 68	0
Notional amount | $							$ 100
Borrowings, interest rate			3.50%			3.50%	3.50%	3.50%	3.50%
A$30 million 4.166% Notes 2025
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings			€ 21	0
Notional amount | $							$ 30
Borrowings, interest rate			4.166%			4.166%	4.166%	4.166%	4.166%
A$20 million 4.25% Notes 2025
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings			€ 14	0
Notional amount | $							$ 20
Borrowings, interest rate			4.25%			4.25%	4.25%	4.25%	4.25%
A$30 million 4.125% Notes 2026
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings			€ 21	0
Notional amount | $							$ 30
Borrowings, interest rate			4.125%			4.125%	4.125%	4.125%	4.125%
A$50 million 4.155% Notes 2028
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings			€ 36	0
Notional amount | $							$ 50
Borrowings, interest rate			4.155%			4.155%	4.155%	4.155%	4.155%
A$133 million 2.45% Notes 2029
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings			€ 87	0
Notional amount | $							$ 133
Borrowings, interest rate			2.45%			2.45%	2.45%	2.45%	2.45%
A$50 million 4.20% Notes 2031
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings			€ 37	0
Notional amount | $							$ 50
Borrowings, interest rate			4.20%			4.20%	4.20%	4.20%	4.20%
A$187 million 4.20% Notes 2031
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings			€ 138	0
Notional amount | $							$ 187
Borrowings, interest rate			4.20%			4.20%	4.20%	4.20%	4.20%
A$13 million 4.20% Notes 2031
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings			€ 10	0
Notional amount | $							$ 13
Borrowings, interest rate			4.20%			4.20%	4.20%	4.20%	4.20%
US$25 million 4.34% Notes 2023
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings			€ 23	0
Notional amount | $						$ 25
Borrowings, interest rate			4.34%			4.34%	4.34%	4.34%	4.34%
US$25 million 4.34% Notes 2023
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings			€ 23	0
Notional amount | $						$ 25
Borrowings, interest rate			4.34%			4.34%	4.34%	4.34%	4.34%
NOK1 billion 3.04% Notes 2028
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings			€ 105	0
Notional amount | kr								kr 1,000
Borrowings, interest rate			3.04%			3.04%	3.04%	3.04%	3.04%
NOK750 million 2.75% Notes 2030
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings			€ 77	0
Notional amount | kr								kr 750
Borrowings, interest rate			2.75%			2.75%	2.75%	2.75%	2.75%
US$50 million 2.653% Notes 2030
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings			€ 45	0
Notional amount | $						$ 50
Borrowings, interest rate			2.653%			2.653%	2.653%	2.653%	2.653%
JPY10 billion 4.15% Notes 2036
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings			€ 90	0
Notional amount | ¥									¥ 10,000
Borrowings, interest rate			4.15%			4.15%	4.15%	4.15%	4.15%
JPY12.3 billion billion 1.06% Notes 2037
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings			€ 83	0
Notional amount | ¥									¥ 12,300
Borrowings, interest rate			1.06%			1.06%	1.06%	1.06%	1.06%
Lease obligations
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings			€ 509	269
€350 million Floating Rate Note 2021
Disclosure of detailed information about borrowings [line items]
Total current borrowings			0	350
Notional amount			€ 350									€ 350
€350 million Floating Rate Note 2021 | Eurodollar
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			0.18%			0.18%	0.18%	0.18%	0.18%
Minimum interest rate			0.00%			0.00%	0.00%	0.00%	0.00%
US$250 million 3.25% Notes 2021
Disclosure of detailed information about borrowings [line items]
Total current borrowings			€ 0	156
Notional amount | $						$ 250
Borrowings, interest rate	3.25%		3.25%			3.25%	3.25%	3.25%	3.25%
Repayments of borrowings | $	$ 250
US$300 million 4.50% Notes 2021
Disclosure of detailed information about borrowings [line items]
Total current borrowings			€ 0	203
Notional amount | $						$ 300
Borrowings, interest rate	4.50%		4.50%			4.50%	4.50%	4.50%	4.50%
Repayments of borrowings | $	$ 300
A$200 million 3.34% Notes 2022
Disclosure of detailed information about borrowings [line items]
Total current borrowings			€ 129	0
Notional amount | $							$ 200
Borrowings, interest rate			3.34%			3.34%	3.34%	3.34%	3.34%
A$30 million 5.06% Notes 2022
Disclosure of detailed information about borrowings [line items]
Total current borrowings			€ 20	0
Notional amount | $							$ 30
Borrowings, interest rate			5.06%			5.06%	5.06%	5.06%	5.06%
A$125 million 3.13% Notes 2022
Disclosure of detailed information about borrowings [line items]
Total current borrowings			€ 81	0
Notional amount | $							$ 125
Borrowings, interest rate			3.13%			3.13%	3.13%	3.13%	3.13%
EUR commercial paper
Disclosure of detailed information about borrowings [line items]
Total current borrowings			€ 285	0
Lease obligations
Disclosure of detailed information about borrowings [line items]
Total current borrowings			€ 134	€ 96
4.63% AUD Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | $										$ 100
Borrowings, interest rate										4.63%	4.63%
3.65% AUD Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | $										$ 45
Borrowings, interest rate										6.65%	6.65%
2.54% JPY Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | ¥											¥ 3,000
Borrowings, interest rate										2.54%	2.54%
4.25% AUD Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | $										$ 100
Borrowings, interest rate										4.25%	4.25%
5.95% AUD Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | $										$ 30
Borrowings, interest rate										5.95%	5.95%